Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents (note 3)	$ 813	$ 49,945
Short-term interest-bearing deposits (note 4)	26,507	299
Prepaid expenses and other receivables (note 5)	1,336	2,086
Assets classified as held for sale (note 16)	5,108
Total Current Assets	33,764	52,330
Non-Current Assets
Property and equipment, net (note 6)	1,539	9,875
Other assets (notes 7 & 9)	1,528	5,437
Total Non-Current Assets	3,067	15,312
TOTAL ASSETS	36,831	67,642
Current Liabilities
Accounts payable trade (note 14)	827	1,948
Accrued expenses and other liabilities (note 8)	4,001	4,659
Liability classified as held for sale (note 16)	1,233
Total Current Liabilities	6,061	6,607
Non-Current Liabilities
Other long-term Liabilities (note 9)	686	4,194
Total Non-Current Liabilities	686	4,194
Commitments and Contingent Liabilities (note 10)
TOTAL LIABILITIES	6,747	10,801
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 par value: (note 11) Authorized: 45,000,000 shares as of December 31, 2023 and 2022; Issued and outstanding: 18,598,555 and 18,421,852 as of December 31, 2023 and 2022, respectively;	2,137	2,117
Additional paid in capital	138,939	136,648
Foreign currency translation reserve	1,101	1,101
Accumulated deficit	(112,093)	(83,025)
TOTAL SHAREHOLDERS’ EQUITY	30,084	56,841
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 36,831	$ 67,642